Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Stock-Based Compensation [Abstract]
Schedule of Information Related to Stock Options

A summary of information related to stock options for the six months ended March 31, 2026 ais as follows:

	Options	Weighted Average Exercise Price	Intrinsic Value
Outstanding as of September 30, 2025	587,975	$2.08	$1,127,211
Granted	115,000	3.60
Exercised	-	-
Forfeited	-	-
Outstanding as of March 31, 2026	702,975	$2.33	$1,173,211

Exercisable as of March 31, 2026	-	$-	$-
Exercisable and expected to vest as of March 31, 2026	-	$-	$-

A summary of information related to stock options for the year ended September 30, 2025 ais as follows:

	Options	Weighted Average Exercise Price	Intrinsic Value
Outstanding as of September 30, 2024	-	$-	$-
Granted	587,975	2.08
Exercised	-	-
Forfeited	-	-
Outstanding as of September 30, 2025	587,975	$2.08	$1,127,211

Exercisable as of September 30, 2025	-	$-	$-
Exercisable and expected to vest at of September 30, 2025	-	$-	$-

Schedule of Stock Options Valued Using Black-Scholes Pricing Model

The stock options were valued using the Black-Scholes pricing model using the range of inputs as indicated below:

	Year Ended
	September 30,
	2025	2024
Risk-free interest rate	4.09% - 4.18%	n/a
Expected term (in years)	5.50-6.08	n/a
Expected volatility	53.1%	n/a
Expected dividend yield	0%	n/a